Portfolio of Investments
Columbia Virginia Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.9%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.9%
Virginia College Building Authority(a),(b)
Revenue Bonds
University of Richmond Project
Series 2009 (Wells Fargo Bank)
11/01/2036	1.180%	2,700,000	2,700,000
Total Floating Rate Notes (Cost $2,700,000)			2,700,000

Municipal Bonds 99.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 8.8%
Capital Region Airport Commission
Refunding Revenue Bonds
Series 2016A
07/01/2034	4.000%	1,125,000	1,266,637
Metropolitan Washington Airports Authority(c)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2033	5.000%	2,000,000	2,566,820
Metropolitan Washington Airports Authority(c),(d)
Refunding Revenue Bonds
Forward Delivery
Series 2020A
10/01/2032	5.000%	2,000,000	2,561,280
Metropolitan Washington Airports Authority
Revenue Bonds
Series 2010A
10/01/2023	5.000%	2,475,000	2,541,751
10/01/2027	5.000%	1,515,000	1,555,860
Norfolk Airport Authority
Refunding Revenue Bonds
Series 2011 (AGM)
07/01/2024	5.000%	1,000,000	1,056,680
Revenue Bonds
Series 2019
07/01/2033	5.000%	1,000,000	1,294,410
Total			12,843,438
Higher Education 8.8%
Amherst Industrial Development Authority
Refunding Revenue Bonds
Educational Facilities Sweet Briar Institute
Series 2006
09/01/2026	5.000%	895,000	895,286
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia College Building Authority
Refunding Revenue Bonds
University of Richmond Project
Series 2011A
03/01/2022	5.000%	1,245,000	1,300,303
Revenue Bonds
Liberty University Projects
Series 2010
03/01/2022	5.000%	1,455,000	1,459,583
03/01/2023	5.000%	2,000,000	2,006,440
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/2026	5.250%	3,115,000	3,628,695
Virginia Commonwealth University
Refunding Revenue Bonds
General Pledge
Series 2018-A
11/01/2031	5.000%	400,000	519,912
Virginia Polytechnic Institute & State University
Revenue Bonds
General Dorm and Dining Hall
Series 2015A
06/01/2027	4.000%	2,650,000	3,057,093
Total			12,867,312
Hospital 11.6%
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System
Series 2018
05/15/2026	5.000%	1,500,000	1,863,525
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
MediCorp Health Systems Obligation
Series 2007
06/15/2020	5.250%	4,000,000	4,057,520
Norfolk Economic Development Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2012B
11/01/2027	5.000%	1,735,000	1,918,112
Series 2018A (Mandatory Put 11/01/28)
11/01/2048	5.000%	300,000	386,964
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carilion Clinic Obligation Group
Series 2010
07/01/2025	5.000%	3,500,000	3,558,625
Columbia Virginia Intermediate Municipal Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Stafford County Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare
Series 2016
06/15/2030	5.000%	1,300,000	1,568,775
06/15/2033	5.000%	200,000	238,936
06/15/2035	5.000%	1,000,000	1,189,150
Virginia Small Business Financing Authority(d)
Refunding Revenue Bonds
Sentara Healthcare
Series 2020
11/01/2030	5.000%	220,000	290,268
11/01/2031	5.000%	270,000	354,424
Winchester Economic Development Authority
Refunding Revenue Bonds
Valley Health System Obligation Group
Series 2015
01/01/2032	5.000%	1,250,000	1,490,387
Total			16,916,686
Investor Owned 1.4%
Louisa Industrial Development Authority
Refunding Revenue Bonds
Pollution Control
Series 2019 (Mandatory Put 04/01/22)
11/01/2035	1.800%	2,000,000	2,023,300
Local Appropriation 3.2%
Appomattox County Economic Development Authority
Unrefunded Revenue Bonds
Series 2010
05/01/2022	5.000%	175,000	176,502
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Series 2017
02/15/2029	5.000%	1,000,000	1,278,350
Fairfax County Economic Development Authority
Revenue Bonds
Metrorail Parking Systems
Series 2017
04/01/2033	5.000%	745,000	927,197
Henry County Industrial Development Authority
Revenue Bonds
Public Facility Lease
Series 2018
11/01/2036	4.000%	1,000,000	1,148,600
Loudoun County Economic Development Authority
Revenue Bonds
Series 2015
12/01/2028	5.000%	1,035,000	1,225,388
Total			4,756,037
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 8.4%
City of Alexandria Virginia
Unlimited General Obligation Refunding Bonds
Series 2017C
07/01/2030	4.000%	1,000,000	1,188,880
City of Norfolk
Unlimited General Obligation Bonds
Capital Improvement
08/01/2033	5.000%	1,000,000	1,287,590
Unlimited General Obligation Refunding Bonds
Series 2017C
09/01/2033	4.000%	1,380,000	1,588,849
City of Richmond
Unlimited General Obligation Bonds
Public Improvement
Series 2015B
03/01/2028	4.000%	2,000,000	2,283,400
City of Suffolk
Unlimited General Obligation Refunding Bonds
Series 2014
02/01/2029	4.000%	2,000,000	2,227,580
County of Arlington
Unlimited General Obligation Bonds
Series 2017
08/15/2034	4.000%	2,000,000	2,356,720
County of Fairfax
Unlimited General Obligation Public Improvement Bonds
Series 2019A
10/01/2035	5.000%	1,000,000	1,312,630
Total			12,245,649
Multi-Family 0.8%
Farmville Industrial Development Authority
Refunding Revenue Bonds
Longwood University Student Project
01/01/2038	5.000%	1,000,000	1,181,260
Other Bond Issue 5.5%
Montgomery County Economic Development Authority
Refunding Revenue Bonds
Virginia Tech Foundation
Series 2017A
06/01/2029	5.000%	200,000	253,050
Series 2019
06/01/2031	5.000%	1,200,000	1,569,336
Rappahannock Regional Jail Authority
Refunding Revenue Bonds
Series 2015
10/01/2030	5.000%	1,725,000	2,090,631

2	Columbia Virginia Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Riverside Regional Jail Authority
Refunding Revenue Bonds
Series 2015
07/01/2028	5.000%	2,685,000	3,254,757
Western Regional Jail Authority
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	750,000	921,233
Total			8,089,007
Pool / Bond Bank 4.3%
Virginia Resources Authority
Refunding Revenue Bonds
Revolving Fund
Series 2011A
08/01/2024	5.000%	1,395,000	1,479,579
State Revolving Fund
Subordinated Series 2005
10/01/2020	5.500%	2,000,000	2,061,580
Virginia Infrastructure Pooled
Series 2017F
11/01/2034	4.000%	1,000,000	1,173,740
Virginia Pooled Financing Program
Series 2019C
11/01/2033	5.000%	1,165,000	1,547,737
Total			6,262,636
Refunded / Escrowed 12.2%
Chesapeake Bay Bridge & Tunnel District
Refunding Revenue Bonds
General Resolution
Series 1998 Escrowed to Maturity (NPFGC)
07/01/2025	5.500%	3,999,999	4,767,080
County of Fairfax
Prerefunded 04/01/21 Unlimited General Obligation Refunding Bonds
Public Improvement
Series 2011A
04/01/2024	4.000%	2,000,000	2,072,920
County of Smyth
Prerefunded 11/01/21 Unlimited General Obligation Bonds
Public Improvement
Series 2011A
11/01/2031	5.000%	4,000,000	4,284,160
Hampton Roads Sanitation District
Prerefunded 08/01/26 Subordinated Revenue Bonds
Series 2016A
08/01/2031	5.000%	2,000,000	2,511,640
Virginia Commonwealth Transportation Board
Prerefunded 05/15/22 Revenue Bonds
Capital Projects
Series 2012
05/15/2029	5.000%	3,000,000	3,281,280
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Western Regional Jail Authority
Prefunded 12/01/25 Revenue Bonds
Series 2015
12/01/2027	5.000%	750,000	914,587
Total			17,831,667
Retirement Communities 5.9%
Albermarle County Economic Development Authority
Revenue Bonds
Westminster-Canterbury of the Blue Ridge
Series 2012
01/01/2032	4.625%	2,000,000	2,084,140
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2038	5.000%	380,000	418,148
Revenue Bonds
Covenant Woods
Series 2012A
07/01/2022	4.000%	610,000	625,079
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury Project
10/01/2037	5.000%	1,500,000	1,730,430
Westminster-Canterbury Corp.
Series 2015
10/01/2035	4.000%	1,320,000	1,333,266
Rockingham County Economic Development Authority
Refunding Revenue Bonds
Sunnyside Presbyterian Home
Series 2020
12/01/2039	5.000%	2,000,000	2,498,320
Total			8,689,383
Sales Tax 1.6%
Northern Virginia Transportation Authority
Revenue Bonds
Series 2014
06/01/2032	5.000%	2,000,000	2,324,400
Special Non Property Tax 3.4%
Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2015
06/15/2029	5.000%	1,350,000	1,613,493
06/15/2030	5.000%	1,540,000	1,836,681

Columbia Virginia Intermediate Municipal Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hampton Roads Transportation Accountability Commission
Revenue Bonds
Senior Lien Hampton Roads Transportation Fund
Series 2018A
07/01/2032	5.000%	1,150,000	1,461,995
Total			4,912,169
Special Property Tax 4.1%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2023	4.000%	1,000,000	1,021,980
Fairfax County Economic Development Authority
Refunding Special Tax Bonds
Silver Line Phase I Project
Series 2016
04/01/2031	4.000%	1,000,000	1,140,710
04/01/2032	4.000%	1,000,000	1,138,440
Marquis Community Development Authority of York County(e),(f)
Revenue Bonds
Convertible
Series 2015
09/01/2045	0.000%	644,000	419,147
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007B
09/01/2041	5.625%	2,084,000	1,353,371
Marquis Community Development Authority of York County(f)
Tax Allocation Bonds
Series 2007C
09/01/2041	0.000%	3,164,000	196,231
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2025	5.000%	690,000	709,686
Total			5,979,565
State Appropriated 4.7%
Virginia College Building Authority
Revenue Bonds
21st Century College Program
Series 2017
02/01/2034	4.000%	1,500,000	1,734,000
Virginia Commonwealth Transportation Board
Refunding Revenue Bonds
Northern Virginia Transportation District Program
Series 2019
05/15/2031	5.000%	1,000,000	1,318,760
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Public Building Authority
Revenue Bonds
Series 2018A
08/01/2035	4.000%	1,500,000	1,766,340
Series 2019A
08/01/2031	5.000%	1,500,000	1,988,805
Total			6,807,905
Transportation 8.0%
Virginia Commonwealth Transportation Board
Refunding Revenue Bonds
GARVEE Notes
Series 2017
03/15/2028	5.000%	1,000,000	1,282,230
Revenue Bonds
Series 2016
05/15/2030	4.000%	500,000	575,720
Series 2018
05/15/2036	4.000%	2,000,000	2,338,520
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	2,500,000	3,175,150
Revenue Bonds
Series 2017B
07/01/2034	5.000%	2,000,000	2,502,800
Series 2018
07/01/2036	5.000%	500,000	622,825
07/01/2037	5.000%	1,000,000	1,241,380
Total			11,738,625
Turnpike / Bridge / Toll Road 4.8%
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2023	5.000%	1,025,000	1,119,044
07/15/2027	5.000%	1,000,000	1,091,910
Metropolitan Washington Airports Authority Dulles Toll Road(f)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2023	0.000%	5,000,000	4,755,400
Total			6,966,354

4	Columbia Virginia Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 1.7%
Fairfax County Water Authority
Refunding Revenue Bonds
Series 2017
04/01/2029	5.000%	2,000,000	2,550,880
Total Municipal Bonds (Cost $137,133,738)			144,986,273

Money Market Funds 1.1%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.793%(g)	107,983	107,994
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.843%(g)	1,568,262	1,568,262
Total Money Market Funds (Cost $1,676,245)		1,676,256
Total Investments in Securities (Cost: $141,509,983)		149,362,529
Other Assets & Liabilities, Net		(3,185,028)
Net Assets		146,177,501
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2020.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $419,147, which represents 0.29% of total net assets.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Virginia Intermediate Municipal Bond Fund | Quarterly Report 2020	5